Income Taxes	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s taxable income primarily consists of interest earned on investments held in the Trust Account. There was no income tax expense for the three months ended September 30, 2022.

The income tax provision (benefit) for the three months ended September 30, 2023 was as follows:

	For the Three Months Ended September 30, 2023	For the Three Months Ended September 30, 2022
Current
Federal	$124,608	$—
State	77,105	—
Deferred
Federal	(90,830)	50,041
State	(38,927)	—
Change in valuation allowance	129,757	(50,041)
Income tax provision	$201,713	$—

There was no income tax expense for the period from January 19, 2022 (inception) through September 30, 2022.

The income tax provision (benefit) for the nine months ended September 30, 2023 was as follows:

	For the Nine Months Ended September 30, 2023	For the Period from January 19, 2022 (inception) through September 30, 2022
Current
Federal	$538,273	$—
State	333,072	—
Deferred
Federal	(156,575)	65,501
State	(67,104)	—
Change in valuation allowance	223,679	(65,501)
Income tax provision	$871,345	$—

The Company’s net deferred tax assets at September 30, 2023 and December 31, 2022 were as follows:

	September 30, 2023	December 31, 2022
Deferred tax assets(liability):
Start up cost	$323,116	$99,437
Valuation allowance	(323,116)	(99,437)
Deferred tax assets, net	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

Note 9 — Income Taxes

The Company’s taxable income primarily consists of interest earned on investments held in the Trust Account. The Company’s tax returns for the period from January 19, 2022 (inception) through December 31, 2022 remained open and subject to examination.

The income tax provision consists of the following for the period from January 19, 2022 (inception) through December 31, 2022:

For the Period from January 19, 2022 (inception) through December 31, 2022
(Restated)
Current
Federal	$233,530
State	162,723
Deferred
Federal	(69,606)
State	(29,831)
Valuation allowance	99,437
Income tax provision	$396,253

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

For the Period from January 19, 2022 (inception) through December 31, 2022
(Restated)
U.S. federal statutory rate	21.0%
State income tax, net of federal benefit	11.5%
Permanent difference	4.5%
Change in valuation allowance	12.5%
Effective tax rate	49.5%

The Company’s net deferred tax assets and liability were as follows as of December 31, 2022:

Deferred tax assets(liability):
Start up costs	$99,437
Valuation allowance	(99,437)
Total deferred tax assets(liability), net	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.